Stock Options (Tables)	9 Months Ended
May 31, 2016
Stock Options Tables
Fair value of each option award
Nine Months Ended May 31, 2016
Expected dividend yield	–
Expected stock price volatility	82%
Risk-free interest rate	2.06%
Expected term (in years)	7.67
Exercise price	$3.46
Weighted-average grant date fair-value	$2.64

Stock option activity

A summary of the Company's stock option activity for the nine months ended May 31, 2016 and year ended August 31, 2015 and related information follows:

	Number of Shares Subject to Option Grants	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2014	1,325,837	2.68
Grants	15,000	1.40
Forfeitures	(73,335)	2.46
Outstanding at August 31, 2015	1,267,502	2.68
Grants	65,000	3.46
Forfeitures	(55,834)	3.23
Exercises	(556,667)	2.22
Outstanding at May 31, 2016	720,001	3.06	7.51 years	885,900
Exercisable at May 31, 2016	175,001	3.41	6.55 years	208,050
Available for grant at May 31, 2016	3,216,665

Share-based compensation cost
	Three Months Ended May 31,		Nine Months Ended May 31,
	2016	2015	2016	2015
Stock Compensation Expense:
SG&A	$46,680	$85,125	$173,898	$351,109
R&D	18,700	1,658	78,658	14,628
Total	$65,380	$86,783	$252,556	$365,737

Stock options outstanding and exercisable

The following table summarizes information about stock options outstanding and exercisable at May 31, 2016:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.80	15,000	6.56	$0.80	15,000	6.56	$0.80
1.40	15,000	8.55	1.40	15,000	8.55	1.40
2.50	10,000	4.85	2.50	10,000	4.85	2.50
2.90	565,000	7.65	2.90	65,000	7.65	2.90
3.46	65,000	9.60	3.46	20,000	9.60	3.46
4.98	16,667	1.78	4.98	16,667	1.78	4.98
5.94	33,334	4.57	5.94	33,334	4.57	5.94
Total	720,001	7.51	$3.06	175,001	6.55	$3.41